INVESTMENTS - Summarized Equity Investee Financial Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of joint ventures [line items]
Revenue	$ 16,956	$ 12,922
Cost of sales	8,265	7,961
Depreciation	1,906	1,915
Finance costs, net (note 14)	227	232
Other expenses (income)1	(509)	214
Income before income taxes	8,805	4,608
Tax expense (income)	(1,651)	(1,520)
Net income	7,154	3,088
Total comprehensive income	6,848	3,097
Kibali [Member]
Disclosure of joint ventures [line items]
Revenue	2,311	1,650
Cost of sales	753	639
Depreciation	303	294
Finance costs, net (note 14)	69	77
Other expenses (income)1	54	49
Income before income taxes	1,132	591
Tax expense (income)	(678)	(346)
Net income	454	245
Other comprehensive income, before tax	0	0
Total comprehensive income	454	245
Net income, net of non-controlling interests	406	216
Jabal Sayid [Member]
Disclosure of joint ventures [line items]
Revenue	633	544
Cost of sales	221	188
Depreciation	55	48
Finance costs, net (note 14)	1	1
Other expenses (income)1	1	0
Income before income taxes	355	307
Tax expense (income)	(76)	(69)
Net income	279	238
Other comprehensive income, before tax	0	0
Total comprehensive income	279	238
Net income, net of non-controlling interests	279	238
Zaldivar [Member]
Disclosure of joint ventures [line items]
Revenue	790	714
Cost of sales	658	517
Depreciation	189	178
Finance costs, net (note 14)	6	7
Other expenses (income)1	14	2
Income before income taxes	(77)	10
Tax expense (income)	26	(8)
Net income	(51)	2
Other comprehensive income, before tax	(1)	(4)
Total comprehensive income	(52)	(2)
Net income, net of non-controlling interests	(51)	2
Porgera [Member]
Disclosure of joint ventures [line items]
Revenue	1,291	445
Cost of sales	442	191
Depreciation	133	58
Finance costs, net (note 14)	33	(21)
Other expenses (income)1	(2)	7
Income before income taxes	685	210
Tax expense (income)	(218)	(82)
Net income	467	128
Other comprehensive income, before tax	0	0
Total comprehensive income	467	128
Net income, net of non-controlling interests	$ 467	$ 128